Details of Significant Accounts - Convertible preference shares - Liquidation preferences, Conversion rights, Redemption rights, Dividends and Business Cooperation Agreement (Details) - shares shares in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Repayments price as percentage of issuing price	150.00%
Diluted effect of preferred shares	0	242,331
Percentage of total shares held by holder of convertible preferred shares	10.00%
Term after receipt of redemption notice within which the Company should notify holders regarding redemption	10 days
Term to request Company to redeem any or all of the outstanding Equity Securities	10 days
Non-cumulative dividend rate	4.00%
Business Cooperation Agreement
Disclosure of financial liabilities [line items]
Interest and dividends declared not paid yet	20.00%
Scenario for 8% compound interest and dividends
Disclosure of financial liabilities [line items]
Interest and dividends declared not paid yet	8.00%
Scenario for 20% interest and dividends
Disclosure of financial liabilities [line items]
Interest and dividends declared not paid yet	20.00%